Retirement Plans	12 Months Ended
Dec. 31, 2013
Retirement Plans [Abstract]
Retirement Plans
7. RETIREMENT PLANS

The Company provides benefits under defined contribution plans including a savings plan and an employee stock ownership plan (“ESOP”). The savings plan covers substantially all domestic salaried and certain non-union hourly employees and provides for matching contributions up to 4% of each employee’s salary. The ESOP covers substantially all domestic employees and provides for contributions based on a percentage of each employee’s compensation as determined by the Board of Directors. Total expense for the Company’s defined contribution plans was $4.7 million in 2013 and 2012 and $4.3 million in 2011.
Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2013	2012
Benefit obligation at beginning of year	$76,957	$67,211
Service cost	3,260	2,583
Interest cost	2,557	2,659
Foreign currency exchange rate changes	(703)	799
Benefits paid	(5,194)	(3,045)
Actuarial (gain) loss	(4,295)	6,750
Benefit obligation at end of year	72,582	76,957
Plan assets at beginning of year	35,141	30,969
Company contributions	5,701	4,075
Foreign currency exchange rate changes	(539)	973
Benefits paid	(5,258)	(3,045)
Actual gain on plan assets	2,077	2,169
Plan assets at end of year	37,122	35,141
Funded status	$(35,460)	$(41,816)
Accumulated benefit obligation	$68,391	$70,230

Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2013	2012
Accrued employee and retiree benefits	$(40,350)	$(52,825)
Prepaid expenses and other current assets	4,890	11,009
Net liability	$(35,460)	$(41,816)

Components of annual benefit cost:

(in thousands)	2013	2012	2011
Service cost	$3,260	$2,583	$2,419
Interest cost	2,557	2,659	2,778
Expected return on plan assets	(1,689)	(1,428)	(1,520)
Amortization of prior service cost	172	1,971	3,112
Recognized actuarial loss	3,203	799	1,388
Settlement expense	1,177	–	–
Defined benefit expense	$8,680	$6,584	$8,177

Weighted-average liability assumptions as of December 31:

	2013	2012
Discount rate	3.91%	3.27%
Expected return on plan assets	5.12%	4.76%
Rate of compensation increase	4.59%	4.01%

Weighted-average cost assumptions for the year ended December 31:

	2013	2012
Discount rate	3.27%	4.27%
Expected return on plan assets	4.76%	5.00%
Rate of compensation increase	4.01%	4.11%

The aggregate amounts of benefits expected to be paid from defined benefit plans in each of the next five years subsequent to December 31, 2013, which include employees’ expected future service, are as follows: 2014, $21.7 million; 2015, $13.0 million; 2016, $2.9 million; 2017, $2.4 million; 2018, $2.2 million; and $18.3 million in total for the years 2019 through 2023.

The Company expects to contribute $22.9 million to defined benefit plans in 2014.

Amounts at December 31 in accumulated other comprehensive income were as follows:

(in thousands)	2013	2012
Prior service cost	$1,182	$1,362
Unrecognized net actuarial loss	7,944	17,031

The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2013	2012	2011
Net actuarial gain (loss) arising during the period	$3,180	$(3,947)	$885
Amortization of actuarial loss, included in defined benefit expense	2,006	526	866
Amortization of prior service cost, included in defined benefit expense	108	1,205	1,901
Pension adjustment, net of tax	$5,294	$(2,216)	$3,652

The estimated prior service cost and actuarial gain for the defined benefit plans that will be amortized from accumulated other comprehensive loss into periodic benefit cost during 2014 are $0.2 million and $0.6 million, respectively.

The investment objectives and target allocations for the Company’s pension plans related to the assets of the plans are reviewed on a regular basis. The investment objectives for the pension assets are to maximize the return on assets while maintaining an overall level of risk appropriate for a retirement fund and ensuring the availability of funds for the payment of retirement benefits. The levels of risk assumed by the pension plans are determined by market conditions, the rate of return expectations and the liquidity requirements of each pension plan. The actual asset allocations of each pension plan are reviewed on a regular basis to ensure that they are in line with the target allocations.

The Company is required to categorize pension plan assets based on the following fair value hierarchy:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
The following table presents the Company’s pension plan assets by asset category as of December 31, 2013 and 2012:

	Fair Value as of December 31,	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy			Fair Value as of December 31,	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
(in thousands)	2013	Level 1	Level 2	Level 3	2012	Level 1	Level 2	Level 3
Equity Funds
Domestic	$6,143	$6,143	$—	$—	$5,253	$5,253	$—	$—
International	7,294	—	7,294	—	5,412	—	5,412	—
International Fixed Income Funds	23,162	1,186	21,976	—	24,369	1,364	23,005	—
Other investments	523	40	483	—	107	34	73	—
Total assets at fair value	$37,122	$7,369	$29,753	$—	$35,141	$6,651	$28,490	$—